SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

                                   --------

                  Deutsche Global Real Estate Securities Fund




The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the fund's summary prospectus.


DANIEL EKINS, MANAGING DIRECTOR. Portfolio Manager of the fund through December 30, 2016. Began managing the fund in 2006.


JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


CHRIS ROBINSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.

               Please Retain This Supplement for Future Reference


October 11, 2016
PROSTKR-725

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